TAX CHARGE (CREDIT)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
TAX CHARGE (CREDIT)	TAX CHARGE (CREDIT)

	Year Ended December 31,
	2022	2021	2020
Current tax expense	1,522	1,481	978
Deferred tax benefit (Note 17)	(1,012)	(1,770)	(5,377)
	510	(289)	(4,399)
For the years ended December 31, 2022, 2021 and 2020, the effective tax rate of the Group amounted to 17.6%, (2.4)% and (40.9)%, respectively, as follows:

	Year Ended December 31,
	2022	2021	2020
Income before tax	2,900	12,164	10,752
Effective tax expense	3,190	608	538
Tax effects of:
Disallowed expenses (credits)	1,722	239	(692)
Unrecognized deferred tax	(4,121)	(939)	(1,892)
Change in estimates related to prior periods	67	—	—
Tax incentives	(300)	—	—
Income subject to other tax rates	—	(273)	(2,144)
Other	(48)	76	(209)
	510	(289)	(4,399)